Document and Entity Information	Apr. 17, 2023
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Apr. 17, 2023
Entity File Number	001-37420
Entity Registrant Name	Seritage Growth Properties
Entity Central Index Key	0001628063
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	38-3976287
Entity Address, Address Line One	500 FIFTH AVENUE
Entity Address, Address Line Two	SUITE 1530
Entity Address, City or Town	NEW YORK
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10110
City Area Code	212
Local Phone Number	355-7800
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A common shares of beneficial interest, par value $0.01 per share
Trading Symbol	SRG
Security Exchange Name	NYSE
7.00% Series A cumulative redeemable preferred shares of beneficial interest, par value $0.01 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	7.00% Series A cumulative redeemable preferred shares of beneficial interest, par value $0.01 per share
Trading Symbol	SRG-PA
Security Exchange Name	NYSE